Expense Example, No Redemption	Feb. 26, 2026 USD ($)
Invesco Charter Fund | Invesco Charter Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 647
Expense Example, No Redemption, 3 Years	854
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	1,718
Invesco Charter Fund | Invesco Charter Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	1,875
Invesco Charter Fund | Invesco Charter Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	400
Expense Example, No Redemption, 5 Years	692
Expense Example, No Redemption, 10 Years	1,523
Invesco Charter Fund | Invesco Charter Fund | CLASS S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Invesco Charter Fund | Invesco Charter Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
Invesco Charter Fund | Invesco Charter Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
Invesco Charter Fund | Invesco Charter Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	847
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	630
Expense Example, No Redemption, 3 Years	800
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	1,519
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	1,677
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	1,317
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	726
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	677
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	591
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	644
Expense Example, No Redemption, 3 Years	842
Expense Example, No Redemption, 5 Years	1,057
Expense Example, No Redemption, 10 Years	1,674
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	1,831
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS P
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	124
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	1,477
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	649
Expense Example, No Redemption, 3 Years	860
Expense Example, No Redemption, 5 Years	1,087
Expense Example, No Redemption, 10 Years	1,740
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,906
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	708
Expense Example, No Redemption, 10 Years	1,556
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Invesco Main Street Fund | Invesco Main Street Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	626
Expense Example, No Redemption, 3 Years	788
Expense Example, No Redemption, 5 Years	965
Expense Example, No Redemption, 10 Years	1,474
Invesco Main Street Fund | Invesco Main Street Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	1,649
Invesco Main Street Fund | Invesco Main Street Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	585
Expense Example, No Redemption, 10 Years	1,294
Invesco Main Street Fund | Invesco Main Street Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	701
Invesco Main Street Fund | Invesco Main Street Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	616
Invesco Main Street Fund | Invesco Main Street Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	616
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	643
Expense Example, No Redemption, 3 Years	839
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	1,663
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,820
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	1,466
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	$ 798